Related-Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related-Party Transactions
33. Related-Party Transactions
Promissory Notes
The Company had two Revolving Working Capital Promissory Note Agreements (the "Working Capital Promissory Notes") outstanding with BTO Urban Holdings and Libman Family Holdings, LLC, a Delaware limited liability company which are deemed affiliates of the Company. Amounts under the Working Capital Promissory Notes may be re-borrowed and repaid from time to time until the related maturity date. The Working Capital Promissory Notes accrue interest monthly at a rate of 6.5% per annum and mature in October 2023. These notes had outstanding amounts of $46.8 million and $0.0 million as of December 31, 2022 and December 31, 2021, respectively, recorded within notes payable, net, in the Consolidated Statements of Financial Condition. Additionally, there was an immaterial amount of interest paid on these notes during the Successor year ended December 31, 2022 and nine months ended December 31, 2021, and for the Predecessor three months ended March 31, 2021. Prior to their 2021 amendment, the Company paid interest of $3.1 million for the Predecessor year ended December 31, 2020 related to the Working Capital Promissory Notes. The Working Capital Promissory Notes were amended subsequent to the balance sheet date. Refer to Note 38 - Subsequent Events for additional information.
Agricultural Loans
In 2019, the Company entered into an Amended and Restated Limited Liability Company Agreement with FarmOp Capital Holdings, LLC ("FarmOp") in which the Company acquired an equity investment in FarmOp. Subsequent to this agreement, the Company agreed to purchase originated agricultural loans from FarmOp. The Company purchased agricultural loans and had total funded draw amounts of $142.3 million and $211.4 million, respectively, for the year ended December 31, 2022. The Company purchased agricultural loans and had total funded draw amounts of $155.8 million and $182.4 million, respectively, during the Successor nine months ended December 31, 2021, and $83.0 million and $82.1 million, respectively, for the Predecessor three months ended March 31, 2021. The Company purchased agricultural loans and had total funded draw amounts of $126.4 million and $146.2 million, respectively, for the Predecessor year ended December 31, 2020.
The Company had promissory notes receivable outstanding with FarmOp of $4.7 million and $4.1 million, including accrued interest, as of December 31, 2022 and December 31, 2021, respectively, which are recorded in other assets, net, in the Consolidated Statements of Financial Condition. This promissory note has an interest rate of 10% and maturity date of December 31, 2022. There is an allowance for loan losses recorded against the outstanding note receivable of $4.7 million and $0.0 million as of December 31, 2022 and December 31, 2021, respectively.
Nonrecourse MSR Financing Liability, at Fair Value
In 2020, the Company entered into a nonrevolving facility commitment with various related parties, to sell beneficial interests in the servicing fees generated from certain of its originated or acquired MSR. Under these agreements, the Company has agreed to sell excess servicing income or pay an amount equal to excess servicing income to third parties, in each case, taking into account cost of servicing and ancillary income related to the identified MSR in exchange for an upfront payment equal to the purchase price or fair value of the identified MSR. These transactions are accounted for as financings.
As of December 31, 2022, the parties to the nonrecourse MSR financing liability are no longer deemed related. As of December 31, 2021, the Company had an outstanding balance for this financing liability of $142.4 million.
Senior Notes
Related parties of FoA purchased notes in the high-yield debt offering in November 2020 in an aggregate principal amount of $135.0 million.
Equity Investment
On December 6, 2022, the Company entered into separate Stock Purchase Agreements (each, a “Stock Purchase Agreement”) with each of (i) BTO Urban Holdings L.L.C., Blackstone Family Tactical Opportunities Investment Partnership – NQ ESC L.P. and BTO Urban Holdings II L.P. (collectively, the “Blackstone Investor”) and (ii) Libman Family Holdings LLC (the “BL Investor” and together with the Blackstone Investor, the “Investors”). Pursuant to each such Investor’s respective Stock Purchase Agreement, on the terms and subject to the conditions set forth therein, each of the Investors will purchase 10,869,566 shares of Company Class A Common Stock for an aggregate purchase price of $15.0 million (collectively, the “Equity Investments”), representing a price per share of Company Class A Common Stock equal to the volume weighted average price per share of Company Class A Common Stock on the New York Stock Exchange over the fifteen consecutive trading days ending on December 6, 2022. The closing of the Equity Investments will occur on the date of the AAG Transaction closing and is subject to, among other customary conditions, the prior or substantially simultaneous consummation of the AAG Transaction in accordance with the AAG/Bloom purchase agreements. Refer to Note 38 - Subsequent Events for additional information.